Fair Value, Assets Recorded at Fair Value on Nonrecurring Basis (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgages held for sale	$ 44,791	$ 47,531
Loans held for sale	1,176	873
Loans	5,916	309
MSRs (carried at fair value)	12,603	14,467
Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgages held for sale	2,185	2,891
Loans held for sale	86	352
Loans	5,681	8,435
MSRs (carried at fair value)	293	104
Other assets	604	847
Fair Value, Measurements, Nonrecurring [Member] | Total Commercial [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	1,514	2,547
Fair Value, Measurements, Nonrecurring [Member] | Total Consumer [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	4,167	5,888
Level 1 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgages held for sale	0	0
Loans held for sale	0	0
Loans	0	0
MSRs (carried at fair value)	0	0
Other assets	0	0
Level 1 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Total Commercial [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	0	0
Level 1 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Total Consumer [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	0	0
Level 2 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgages held for sale	1,019	2,000
Loans held for sale	86	352
Loans	5,664	8,350
MSRs (carried at fair value)	0	0
Other assets	537	765
Level 2 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Total Commercial [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	1,501	2,480
Level 2 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Total Consumer [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	4,163	5,870
Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgages held for sale	1,166	891
Loans held for sale	0	0
Loans	17	85
MSRs (carried at fair value)	293	104
Other assets	67	82
Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Total Commercial [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	13	67
Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Total Consumer [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	$ 4	$ 18